Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
GOODWILL. [Abstract]
Schedule of changes in carrying amounts of goodwill
Amount

Balance at January 1, 2017	-
Increase in goodwill related to acquisitions	$99,654
Exchange difference	2,283
Balance at December 31, 2017	$101,937